Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Machinery [Member]
Estimated useful lives of the assets	10 years
Furniture, fixture and electronic equipment [Member] | Minimum [Member]
Estimated useful lives of the assets	3 years
Furniture, fixture and electronic equipment [Member] | Maximum [Member]
Estimated useful lives of the assets	10 years
Vehicles [Member]
Estimated useful lives of the assets	4 years